Segmented Information (Tables)	12 Months Ended
Dec. 31, 2020
Segmented Information Disclosure [Abstract]
Schedule of geographical segments, segment revenue is based on the geographical location of the customers
External Revenues (in thousands)	December 31, 2020	December 31, 2019	December 31, 2018
EMEA	$1,465	$6,230	8,166
USA	2,679	2,339	1,062
Canada	1,691	1,232	1,713
Australia and New Zealand	155	11	40
Total	$5,990	$9,812	10,981